Equity and Divestitures - Schedule of Recognized the Following Warrant Obligations (Details) R$ in Thousands	6 Months Ended
Jun. 30, 2025 BRL (R$)
Schedule of Recognized the Following Warrant Obligations [Abstract]
Beginning Balance	R$ 7,663
Change in fair value	(3,026)
Ending Balance	R$ 4,637